Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2019
Accounting Policies [Abstract]
Schedule of Goodwill
Goodwill (in thousands)
Balance, December 31, 2018 and 2017	$5,963
Impairment of goodwill	(2,873)
Balance, December 31, 2019	$3,090

Schedule of Cumulative Effect of Changes in Balance Sheet

The cumulative effect of the changes made to the Company’s consolidated January 1, 2019 balance sheet for the adoption of ASC 842 was as follows (in thousands):

	As of December 31, 2018	Adjustment for Adoption of ASC 842	As of January 1, 2019
ASSETS
Current assets of discontinuing operations	$23,250	$2,327	$25,577
Operating lease right-of-use assets	—	238	238
	$23,250	$2,565	$25,815
LIABILITIES
Current liabilities of discontinuing operations	$19,189	$2,327	$21,516
Deferred rent payable and other	154	(154)	—
Obligations under operating leases, current portion	—	204	204
Obligations under operating leases, less current portion	—	188	188
	$19,343	$2,565	$21,908

Schedule of Dilutive Weighted Average Shares

The following table summarizes potentially dilutive adjustments to the weighted average number of common shares which were excluded from the calculation (in thousands):

	2019	2018
Common stock purchase warrants	279	336
Stock options	64	100
Restricted shares of common stock	—	1
Convertible note	—	103
Advance from NovellusDx, Ltd.	—	85
	343	625